Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Schedule of cumulative effect of adoption

The cumulative effect of adopting IFRS 15 to the consolidated statement of financial position as of January 1, 2018 is as follows:

(in thousands of €)	Balance at December 31, 2017	Adjustments due to adoption IFRS 15	Balance at January 1, 2018

Assets
Prepaid expenses	€2,338	€(255)	€2,083

Liabilities
Deferred revenue — non-current	€1,435	€378	€1,813
Deferred revenue — current	8,635	2,272	10,907

Equity
Accumulated losses	€(100,568)	€(2,395)	€(102,962)

In accordance with the new revenue guidance, the disclosure of the impact of adoption on the consolidated statement of financial position and the consolidated statement of profit ans loss and other comprehensive income is as follows:

Consolidated statement of financial position	For the Year Ended December 31, 2018
(in thousands of €)	As reported	Adjustments	Balances without adoption of IFRS 15

Assets
Prepaid expenses	€2,995	€68	€3,063

Liabilities
Deferred revenue — current	€2,161	€(726)	€1,435

Equity
Accumulated losses	€(169,603)	€658	€(168,945)

Consolidated statement of profit and loss and other comprehensive income	For the Year Ended December 31, 2018
(in thousands of €)	As reported	Adjustments	Balances without adoption of IFRS 15

Revenue	€21,482	€(1,924)	€19,558

Research and development expenses	€(83,609)	€188	€(83,421)

Loss for the year and total comprehensive loss	€(66,641)	€(1,736)	€(68,377)

There is no material impact on the basic and diluted earnings per share.

Consolidated statement of cash flows	For the Year Ended December 31, 2018
(in thousands of €)	As reported	Adjustments	Balances without adoption of IFRS 15

Operating result	€(81,849)	€(1,736)	€(83,585)

Movements in current assets/liabilities:
(Increase)/decrease in other current assets	€(800)	€68	€(732)
Increase/(decrease) in current deferred revenue	(8,868)	1,668	(7,200)

Cash flows (used in)/from operating activities	€(53,274)	€(0)	€(53,274)

■      Other new standards and amendments to standards that are mandatory for the first time for the financial year beginning on or after January 1, 2018 had no material impact on our consolidated financial statements.